Financial Risk Management - Contractual Maturities of Financial Liabilities, Including Estimated Interest Payments (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Maturity Analysis For Financial Liabilities [abstract]
Amount payable to credit card companies	₩ 704,529	₩ 1,187,450